Document and Entity Information	Dec. 03, 2021
Document Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Entity Registrant Name	Lux Health Tech Acquisition Corp.
Entity Central Index Key	0001823767
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39657
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2825321
Entity Address, Address Line One	920 Broadway
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	475-4385
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A common stock and one-third of one warrant [Member]
Document Document And Entity Information [Line Items]
Security12b Title	Units, each consisting of one share of Class A common stock and one-third of one warrant
Trading Symbol	LUXAU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share [Member]
Document Document And Entity Information [Line Items]
Security12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	LUXA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Document And Entity Information [Line Items]
Security12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	LUXAW
Security Exchange Name	NASDAQ